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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/29

Date of reporting period: 7/01/15 – 06/30/16

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22043
Reporting Period: 07/01/2015 - 06/30/2016
Invesco Dynamic Credit Opportunities Fund

==================== Invesco Dynamic Credit Opportunities Fund  ================

LYONDELLBASELL INDUSTRIES N.V.

Ticker: LYB                  Security ID: N53745100
Meeting Date: MAY 11, 2016   Meeting Type: Annual
Record Date: MAR 14, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF CLASS III SUPERVISORY DIREC UnKnown   No Action    Management
      TOR:JACQUES AIGRAIN
1B.   ELECTION OF CLASS III SUPERVISORY DIREC UnKnown   No Action    Management
      TOR:LINCOLN BENET
1C.   ELECTION OF CLASS III SUPERVISORY DIREC UnKnown   No Action    Management
      TOR:NANCE K. DICCIANI
1D.   ELECTION OF CLASS III SUPERVISORY DIREC UnKnown   No Action    Management
      TOR:BRUCE A. SMITH
2A.   TO ELECT MANAGING DIRECTOR TO SERVE A T UnKnown   No Action    Management
      WO-YEAR TERM: THOMAS AEBISCHER
2B.   TO ELECT MANAGING DIRECTOR TO SERVE A T UnKnown   No Action    Management
      WO-YEAR TERM: DAN COOMBS
2C.   TO ELECT MANAGING DIRECTOR TO SERVE A T UnKnown   No Action    Management
      WO-YEAR TERM: JAMES D. GUILFOYLE
3.    ADOPTION OF ANNUAL ACCOUNTS FOR 2015    UnKnown   No Action    Management
4.    DISCHARGE FROM LIABILITY OF MEMBERS OF  UnKnown   No Action    Management
      THEMANAGEMENT BOARD
5.    DISCHARGE FROM LIABILITY OF MEMBERS OF  UnKnown   No Action    Management
      THESUPERVISORY BOARD
6.    RATIFICATION OF PRICEWATERHOUSECOOPERSL UnKnown   No Action    Management
      LP AS OUR INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM
7.    APPOINTMENT OF PRICEWATERHOUSECOOPERSAC UnKnown   No Action    Management
      COUNTANTS N.V. AS OUR AUDITOR FOR THEDU
      TCH ANNUAL ACCOUNTS
8.    RATIFICATION AND APPROVAL OF DIVIDENDS  UnKnown   No Action    Management
      INRESPECT OF THE 2015 FISCAL YEAR
9.    ADVISORY (NON-BINDING) VOTE APPROVINGEX UnKnown   No Action    Management
      ECUTIVE COMPENSATION
10.   APPROVAL TO REPURCHASE UP TO 10% OF OUR UnKnown   No Action    Management
      OUTSTANDING SHARES

--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES N.V.

Ticker: LYB                  Security ID: N53745100
Meeting Date: MAY 11, 2016   Meeting Type: Annual
Record Date: APR 13, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF CLASS III SUPERVISORY DIREC UnKnown   No Action    Management
      TOR:JACQUES AIGRAIN
1B.   ELECTION OF CLASS III SUPERVISORY DIREC UnKnown   No Action    Management
      TOR:LINCOLN BENET
1C.   ELECTION OF CLASS III SUPERVISORY DIREC UnKnown   No Action    Management
      TOR:NANCE K. DICCIANI
1D.   ELECTION OF CLASS III SUPERVISORY DIREC UnKnown   No Action    Management
      TOR:BRUCE A. SMITH
2A.   TO ELECT MANAGING DIRECTOR TO SERVE A T UnKnown   No Action    Management
      WO-YEAR TERM: THOMAS AEBISCHER
2B.   TO ELECT MANAGING DIRECTOR TO SERVE A T UnKnown   No Action    Management
      WO-YEAR TERM: DAN COOMBS
2C.   TO ELECT MANAGING DIRECTOR TO SERVE A T UnKnown   No Action    Management
      WO-YEAR TERM: JAMES D. GUILFOYLE
3.    ADOPTION OF ANNUAL ACCOUNTS FOR 2015    UnKnown   No Action    Management
4.    DISCHARGE FROM LIABILITY OF MEMBERS OF  UnKnown   No Action    Management
      THEMANAGEMENT BOARD
5.    DISCHARGE FROM LIABILITY OF MEMBERS OF  UnKnown   No Action    Management
      THESUPERVISORY BOARD
6.    RATIFICATION OF PRICEWATERHOUSECOOPERSL UnKnown   No Action    Management
      LP AS OUR INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM
7.    APPOINTMENT OF PRICEWATERHOUSECOOPERSAC UnKnown   No Action    Management
      COUNTANTS N.V. AS OUR AUDITOR FOR THEDU
      TCH ANNUAL ACCOUNTS
8.    RATIFICATION AND APPROVAL OF DIVIDENDS  UnKnown   No Action    Management
      INRESPECT OF THE 2015 FISCAL YEAR
9.    ADVISORY (NON-BINDING) VOTE APPROVINGEX UnKnown   No Action    Management
      ECUTIVE COMPENSATION
10.   APPROVAL TO REPURCHASE UP TO 10% OF OUR UnKnown   No Action    Management
      OUTSTANDING SHARES

--------------------------------------------------------------------------------

Merrill Corporation

Ticker:                      Security ID: 0921XV904
Meeting Date: JUN 3, 2016    Meeting Type: Special
Record Date: MAY 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Restated Investors Agreement      For       No Action    Management

--------------------------------------------------------------------------------

New Millennium Holdco, Inc.

Ticker:                      Security ID: 01367912D
Meeting Date: JUN 10, 2016   Meeting Type: Special
Record Date: MAY 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2016 Equity Incentive Plan      For       For          Management

--------------------------------------------------------------------------------

NOBINA AB, SOLNA

Ticker:                      Security ID: W5750K119
Meeting Date: MAY 31, 2016   Meeting Type: Annual General Meeting
Record Date: MAY 25, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
8.A   RESOLUTION ON: ADOPTION OF THE INCOMEST For       For          Management
      ATEMENT AND THE BALANCE SHEET AND THECO
      NSOLIDATED INCOME STATEMENT AND THECONS
      OLIDATED BALANCE SHEET
8.B   RESOLUTION ON: APPROPRIATION OF THECOMP For       For          Management
      ANY'S RESULTS IN ACCORDANCE WITH THEADO
      PTED BALANCE SHEET: SEK 2.60 PER SHARE
8.C   RESOLUTION ON: DISCHARGE FROM LIABILITY For       For          Management
       FORTHE MEMBERS OF THE BOARD OF DIRECTO
      RS ANDTHE MANAGING DIRECTOR
9     DETERMINATION OF THE NUMBER OF MEMBERS  For       For          Management
      OFTHE BOARD OF DIRECTORS AS WELL ASAUDI
      TORS: THE BOARD OF DIRECTORS SHALL BECO
      MPRISED BY SIX (6) MEMBERS, WITH NODEPU
      TY MEMBERS. THE COMPANY SHALL HAVEONE A
      UDITOR, WITH NO DEPUTY AUDITOR
10    DETERMINATION OF FEES FOR MEMBERS OF TH For       For          Management
      EBOARD OF DIRECTORS AND AUDITORS
11    ELECTION OF MEMBERS OF BOARD OF DIRECTO For       For          Management
      RSAND AUDITOR: JAN SJOQVIST, JOHN ALLKI
      NS,BIRGITTA KANTOLA, GRAHAM OLDROYD AND
      RAGNAR NORBACK SHALL BE RE-ELECTED ASME
      MBERS OF THE BOARD OF DIRECTORS ANDAXEL
       HJARNE SHALL BE ELECTED AS A NEWMEMBER
       OF THE BOARD OF DIRECTORS FOR THEPERIO
      D UNTIL THE END OF THE NEXT ANNUALGENER
      AL MEETING. JAN SJOQVIST SHALL BE THECH
      AIRMAN OF THE BOARD OF DIRECTORS.PRICEW
      ATERHOUSECOOPERS AB SHALL BE RE-ELECTED
       AS THE COMPANY'S AUDITOR FOR THEPERIOD
       UNTIL THE END OF THE NEXT ANNUALGENERA
      L MEETING
12    THE NOMINATION COMMITTEE'S PROPOSAL ONP For       For          Management
      RINCIPLES FOR THE NOMINATION COMMITTEE
13    THE BOARD OF DIRECTORS' PROPOSAL ONGUID For       For          Management
      ELINES FOR REMUNERATION TO THE SENIORMA
      NAGEMENT
14    THE BOARD OF DIRECTORS PROPOSAL ONAUTHO For       For          Management
      RISATION FOR THE BOARD OF DIRECTORSTO R
      ESOLVE ON NEW ISSUES OF SHARES ETC.

--------------------------------------------------------------------------------

ST. PAUL'S CLO IV LIMITED, DUBLIN

Ticker:                      Security ID: G8523ZAE6
Meeting Date: NOV 26, 2015   Meeting Type: Bond Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     COMPLIANCE WITH THE VOLCKER RULE        UnKnown   No Action    Management
2     AMENDMENT TO CONDITION 14(B)(VII)(A)    UnKnown   No Action    Management
3     AMENDMENT TO THE DEFINITION OF WEIGHTED UnKnown   No Action    Management
      AVERAGE SPREAD

--------------------------------------------------------------------------------

ST. PAUL'S CLO IV LIMITED, DUBLIN

Ticker:                      Security ID: G8523ZAF3
Meeting Date: NOV 26, 2015   Meeting Type: Bond Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     COMPLIANCE WITH THE VOLCKER RULE        UnKnown   No Action    Management
2     AMENDMENT TO CONDITION 14(B)(VII)(A)    UnKnown   No Action    Management
3     AMENDMENT TO THE DEFINITION OF WEIGHTED UnKnown   No Action    Management
      AVERAGE SPREAD

--------------------------------------------------------------------------------

ST. PAUL'S CLO IV LIMITED, DUBLIN

Ticker:                      Security ID: G8523ZAE6
Meeting Date: JAN 7, 2016    Meeting Type: Bond Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     APPROVE EXTRAORDINARY RESOLUTION AS PER UnKnown   No Action    Management
      MEETING NOTICE RE: COMPLIANCE WITH THEV
      OLCKER RULE
2     APPROVE EXTRAORDINARY RESOLUTION AS PER UnKnown   No Action    Management
      MEETING NOTICE RE: AMENDMENT TO CONDITI
      ON14(B)(VII)(A)
3     APPROVE EXTRAORDINARY RESOLUTION AS PER UnKnown   No Action    Management
      MEETING NOTICE RE: AMENDMENT TO THEDEFI
      NITION OF WEIGHTED AVERAGE SPREAD

--------------------------------------------------------------------------------

ST. PAUL'S CLO IV LIMITED, DUBLIN

Ticker:                      Security ID: G8523ZAF3
Meeting Date: JAN 7, 2016    Meeting Type: Bond Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     COMPLIANCE WITH THE VOLCKER RULE        For       For          Management
2     AMENDMENT TO CONDITION 14(B)(VII)(A)    For       For          Management
3     AMENDMENT TO THE DEFINITION OF WEIGHTED For       For          Management
      AVERAGE SPREAD

--------------------------------------------------------------------------------

ST. PAUL'S CLO IV LIMITED, DUBLIN

Ticker:                      Security ID: G8523ZAF3
Meeting Date: MAY 20, 2016   Meeting Type: Bond Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     THAT THIS MEETING OF THE HOLDERS OF THE UnKnown   No Action    Management
       EUR[14,000,000] CLASS [E] NOTES DUE 20
      28 OF ST.PAUL'S CLO IV LIMITED CURRENTL
      Y OUTSTANDING(THE "NOTEHOLDERS", THE "N
      OTES" AND THE"ISSUER" RESPECTIVELY) CON
      STITUTED BY THETRUST DEED DATED 27 MARC
      H 2014 (THE "TRUSTDEED") MADE BETWEEN,
      AMONG OTHERS, THEISSUER AND BNP PARIBAS
       TRUST CORPORATIONUK LIMITED (THE "TRUS
      TEE") AS TRUSTEE FOR THENOTEHOLDERS (TH
      E "NOTEHOLDERS") HEREBYRESOLVES BY WAY
      OF EXTRAORDINARYRESOLUTION TO: 1. (A) A
      SSENT TO THEAMENDMENTS TO THE INVESTMEN
      T MANAGEMENTAGREEMENT IN ACCORDANCE WIT
      H THE TERMSOF THE AMENDMENT DEED, THE F
      ORM OF WHICHIS AVAILABLE FOR INSPECTION
       BY THE CLASS [E]NOTEHOLDERS AT THIS NO
      TEHOLDERS' MEETING(THE "AMENDMENT DEED"
       AND THE AMENDMENTSCONTEMPLATED THEREBY
       THE "PROPOSEDAMENDMENTS"); (B) ASSENT
      TO THE ENTRY INTOTHE AMENDMENT DEED BY,
       INTER ALIOS, THEISSUER, THE COLLATERAL
       ADMINISTRATOR ANDTHE TRUSTEE; AND (C)
      ASSENT TO THE PAYMENTOF THE FEES AND EX
      PENSES (INCLUDING VATTHEREON) OF ASHURS
      T LLP AS LEGAL ADVISER TOTHE INVESTMENT
       MANAGER, A&L GOODBODY ASLEGAL ADVISER
      TO THE ISSUER, ALLEN & OVERYLLP AS LEGA
      L ADVISER TO THE TRUSTEE ANDMAPLES AND
      CALDER AS IRISH LISTING AGENT INRELATIO
      N TO THE PROPOSED AMENDMENTS ANDTHEIR I
      MPLEMENTATION AND OTHER EXPENSESASSOCIA
      TED WITH HOLDING THE NOTEHOLDERS'MEETIN
      GS; 2. AUTHORISE, DIRECT, REQUEST ANDEM
      POWER THE TRUSTEE, THE ISSUER AND THECO
      LLATERAL ADMINISTRATOR TO EXECUTE THEAM
      ENDMENT DEED (THE AMENDMENT DEEDWHICH S
      HALL BE IN THE FORM OF THE DRAFTAMENDME
      NT DEED PRODUCED TO THISNOTEHOLDERS' ME
      ETING AND FOR THE PURPOSEOF IDENTIFICAT
      ION SIGNED BY THE CHAIRPERSONTHEREOF WI
      TH SUCH AMENDMENTS (IF ANY)THERETO AS T
      HE TRUSTEE SHALL REQUIRE ORAPPROVE) AND
       TO EXECUTE AND DO, ALL SUCHOTHER DEEDS
      , INSTRUMENTS, ACTS AND THINGSAS MAY BE
       NECESSARY OR APPROPRIATE TOCARRY OUT A
      ND GIVE EFFECT TO THISEXTRAORDINARY RES
      OLUTION AND THEIMPLEMENTATION OF THE PR
      OPOSEDAMENDMENTS; 3. DISCHARGE AND EXON
      ERATETHE TRUSTEE, THE ISSUER AND THE AG
      ENTSFROM ALL AND ANY LIABILITY FOR WHIC
      H THEYMAY HAVE BECOME OR MAY BECOMERESP
      ONSIBLE UNDER THE TRANSACTIONDOCUMENTS
      OR THE NOTES IN RESPECT OF ANYACT OR OM
      ISSION IN CONNECTION WITH THEPROPOSED A
      MENDMENTS, THEIRIMPLEMENTATION OR THIS
      EXTRAORDINARYRESOLUTION AND ITS IMPLEME
      NTATION; AND 4.ACKNOWLEDGE THAT CAPITAL
      ISED TERMS USEDIN THIS EXTRAORDINARY RE
      SOLUTION HAVE THESAME MEANINGS AS THOSE
       DEFINED IN THENOTICE OF SEPARATE MEETI
      NGS OF THENOTEHOLDERS OR THE TRUST DEED
       (INCLUDINGTHE CONDITIONS OF THE NOTES)
      , UNLESSOTHERWISE DEFINED HEREIN OR UNL
      ESS THECONTEXT OTHERWISE REQUIRES

--------------------------------------------------------------------------------

ST. PAUL'S CLO IV LIMITED, DUBLIN

Ticker:                      Security ID: G8523ZAE6
Meeting Date: MAY 20, 2016   Meeting Type: Bond Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     THAT THIS MEETING OF THE HOLDERS OF THE UnKnown   No Action    Management
       EUR[29,000,000] CLASS [D] NOTES DUE 20
      28 OF ST.PAUL'S CLO IV LIMITED CURRENTL
      Y OUTSTANDING(THE "NOTEHOLDERS", THE "N
      OTES" AND THE"ISSUER" RESPECTIVELY) CON
      STITUTED BY THETRUST DEED DATED 27 MARC
      H 2014 (THE "TRUSTDEED") MADE BETWEEN,
      AMONG OTHERS, THEISSUER AND BNP PARIBAS
       TRUST CORPORATIONUK LIMITED (THE "TRUS
      TEE") AS TRUSTEE FOR THENOTEHOLDERS (TH
      E "NOTEHOLDERS") HEREBYRESOLVES BY WAY
      OF EXTRAORDINARYRESOLUTION TO: 1. (A) A
      SSENT TO THEAMENDMENTS TO THE INVESTMEN
      T MANAGEMENTAGREEMENT IN ACCORDANCE WIT
      H THE TERMSOF THE AMENDMENT DEED, THE F
      ORM OF WHICHIS AVAILABLE FOR INSPECTION
       BY THE CLASS [D]NOTEHOLDERS AT THIS NO
      TEHOLDERS' MEETING(THE "AMENDMENT DEED"
       AND THE AMENDMENTSCONTEMPLATED THEREBY
       THE "PROPOSEDAMENDMENTS"); (B) ASSENT
      TO THE ENTRY INTOTHE AMENDMENT DEED BY,
       INTER ALIOS, THEISSUER, THE COLLATERAL
       ADMINISTRATOR ANDTHE TRUSTEE; AND (C)
      ASSENT TO THE PAYMENTOF THE FEES AND EX
      PENSES (INCLUDING VATTHEREON) OF ASHURS
      T LLP AS LEGAL ADVISER TOTHE INVESTMENT
       MANAGER, A&L GOODBODY ASLEGAL ADVISER
      TO THE ISSUER, ALLEN & OVERYLLP AS LEGA
      L ADVISER TO THE TRUSTEE ANDMAPLES AND
      CALDER AS IRISH LISTING AGENT INRELATIO
      N TO THE PROPOSED AMENDMENTS ANDTHEIR I
      MPLEMENTATION AND OTHER EXPENSESASSOCIA
      TED WITH HOLDING THE NOTEHOLDERS'MEETIN
      GS; 2. AUTHORISE, DIRECT, REQUEST ANDEM
      POWER THE TRUSTEE, THE ISSUER AND THECO
      LLATERAL ADMINISTRATOR TO EXECUTE THEAM
      ENDMENT DEED (THE AMENDMENT DEEDWHICH S
      HALL BE IN THE FORM OF THE DRAFTAMENDME
      NT DEED PRODUCED TO THISNOTEHOLDERS' ME
      ETING AND FOR THE PURPOSEOF IDENTIFICAT
      ION SIGNED BY THE CHAIRPERSONTHEREOF WI
      TH SUCH AMENDMENTS (IF ANY)THERETO AS T
      HE TRUSTEE SHALL REQUIRE ORAPPROVE) AND
       TO EXECUTE AND DO, ALL SUCHOTHER DEEDS
      , INSTRUMENTS, ACTS AND THINGSAS MAY BE
       NECESSARY OR APPROPRIATE TOCARRY OUT A
      ND GIVE EFFECT TO THISEXTRAORDINARY RES
      OLUTION AND THEIMPLEMENTATION OF THE PR
      OPOSEDAMENDMENTS; 3. DISCHARGE AND EXON
      ERATETHE TRUSTEE, THE ISSUER AND THE AG
      ENTSFROM ALL AND ANY LIABILITY FOR WHIC
      H THEYMAY HAVE BECOME OR MAY BECOMERESP
      ONSIBLE UNDER THE TRANSACTIONDOCUMENTS
      OR THE NOTES IN RESPECT OF ANYACT OR OM
      ISSION IN CONNECTION WITH THEPROPOSED A
      MENDMENTS, THEIRIMPLEMENTATION OR THIS
      EXTRAORDINARYRESOLUTION AND ITS IMPLEME
      NTATION; AND 4.ACKNOWLEDGE THAT CAPITAL
      ISED TERMS USEDIN THIS EXTRAORDINARY RE
      SOLUTION HAVE THESAME MEANINGS AS THOSE
       DEFINED IN THENOTICE OF SEPARATE MEETI
      NGS OF THENOTEHOLDERS OR THE TRUST DEED
       (INCLUDINGTHE CONDITIONS OF THE NOTES)
      , UNLESSOTHERWISE DEFINED HEREIN OR UNL
      ESS THECONTEXT OTHERWISE REQUIRES

--------------------------------------------------------------------------------

TRIBUNE MEDIA COMPANY

Ticker: TRCO                 Security ID: 896047503
Meeting Date: MAY 5, 2016    Meeting Type: Annual
Record Date: MAR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    DIRECTOR                                UnKnown   No Action    Management
1.A   BRUCE A. KARSH                          UnKnown   No Action    Management
1.B   ROSS LEVINSOHN                          UnKnown   No Action    Management
1.C   PETER E. MURPHY                         UnKnown   No Action    Management
2.    ADVISORY VOTE APPROVING EXECUTIVECOMPEN UnKnown   No Action    Management
      SATION.
3.    THE RATIFICATION OF THE APPOINTMENT OFP UnKnown   No Action    Management
      RICEWATERHOUSECOOPERS LLP ASINDEPENDENT
       REGISTERED PUBLIC ACCOUNTINGFIRM FOR T
      HE 2016 FISCAL YEAR.
4.    APPROVAL OF THE TRIBUNE MEDIA COMPANY 2 UnKnown   No Action    Management
      016INCENTIVE COMPENSATION PLAN.
5.    APPROVAL OF THE 2016 TRIBUNE MEDIA COMP UnKnown   No Action    Management
      ANYSTOCK COMPENSATION PLAN FOR NON-EMPL
      OYEEDIRECTORS.

--------------------------------------------------------------------------------

TRIBUNE PUBLISHING COMPANY

Ticker: TPUB                 Security ID: 896082104
Meeting Date: JUN 2, 2016    Meeting Type: Contested-Annual
Record Date: APR 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    DIRECTOR                                UnKnown   No Action    Management
1.A   CAROL CRENSHAW                          UnKnown   No Action    Management
1.B   JUSTIN C. DEARBORN                      UnKnown   No Action    Management
1.C   DAVID E. DIBBLE                         UnKnown   No Action    Management
1.D   MICHAEL W. FERRO, JR.                   UnKnown   No Action    Management
1.E   PHILIP G. FRANKLIN                      UnKnown   No Action    Management
1.F   EDDY W. HARTENSTEIN                     UnKnown   No Action    Management
1.G   RICHARD A. RECK                         UnKnown   No Action    Management
1.H   DONALD TANG                             UnKnown   No Action    Management
2.    APPROVE, ON AN ADVISORY BASIS, THECOMPE UnKnown   No Action    Management
      NSATION OF THE COMPANY'S NAMEDEXECUTIVE
       OFFICERS FOR 2015
3.    APPROVE THE TRIBUNE PUBLISHING COMPANY2 UnKnown   No Action    Management
      014 OMNIBUS INCENTIVE PLAN, AS AMENDED
4.    RATIFY THE APPOINTMENT OF ERNST & YOUNG UnKnown   No Action    Management
      LLP AS THE COMPANY'S INDEPENDENTREGISTE
      RED PUBLIC ACCOUNTING FIRM FOR THEFISCA
      L YEAR ENDING DECEMBER 25, 2016

--------------------------------------------------------------------------------

TRIBUNE PUBLISHING COMPANY

Ticker:                      Security ID: 896082104
Meeting Date: JUN 2, 2016    Meeting Type: Contested-Annual
Record Date: APR 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    CAROL CRENSHAW GANNETT RECOMMENDS THATY UnKnown   No Action    Management
      OU VOTE "WITHHOLD" WITH RESPECT TO ALLN
      OMINEES LISTED IN ORDER TO INDICATE"WIT
      HHOLD", PLEASE USE THE "FOR" VOTECHOICE
      , WHICH WILL HAVE THE EFFECT OF"WITHHOL
      D" YOU MAY NOT USE THIS AGENDA TOVOTE F
      OR ANY COMPANY NOMINEES, IF YOUINDICATE
       "ABSTAIN" ON THIS AGENDA, SUCH VOTEWIL
      L NOT BE COUNTED
1B    JUSTIN C. DEARBORN GANNETT RECOMMENDSTH UnKnown   No Action    Management
      AT YOU VOTE "WITHHOLD" WITH RESPECT TOA
      LL NOMINEES LISTED IN ORDER TO INDICATE
      "WITHHOLD", PLEASE USE THE "FOR" VOTECH
      OICE, WHICH WILL HAVE THE EFFECT OF"WIT
      HHOLD" YOU MAY NOT USE THIS AGENDA TOVO
      TE FOR ANY COMPANY NOMINEES, IF YOUINDI
      CATE "ABSTAIN" ON THIS AGENDA, SUCH VOT
      EWILL NOT BE COUNTED
1C    DAVID E. DIBBLE GANNETT RECOMMENDS THAT UnKnown   No Action    Management
      YOU VOTE "WITHHOLD" WITH RESPECT TO ALL
      NOMINEES LISTED IN ORDER TO INDICATE"WI
      THHOLD", PLEASE USE THE "FOR" VOTECHOIC
      E, WHICH WILL HAVE THE EFFECT OF"WITHHO
      LD" YOU MAY NOT USE THIS AGENDA TOVOTE
      FOR ANY COMPANY NOMINEES, IF YOUINDICAT
      E "ABSTAIN" ON THIS AGENDA, SUCH VOTEWI
      LL NOT BE COUNTED
1D    MICHAEL W. FERRO, JR. GANNETT RECOMMEND UnKnown   No Action    Management
      STHAT YOU VOTE "WITHHOLD" WITH RESPECT
      TOALL NOMINEES LISTED IN ORDER TO INDIC
      ATE"WITHHOLD", PLEASE USE THE "FOR" VOT
      ECHOICE, WHICH WILL HAVE THE EFFECT OF"
      WITHHOLD" YOU MAY NOT USE THIS AGENDA T
      OFOR ANY COMPANY NOMINEES, IF YOU INDIC
      ATE"ABSTAIN" ON THIS AGENDA, SUCH VOTE
      WILL NOTBE COUNTED
1E    PHILIP G. FRANKLIN GANNETT RECOMMENDS T UnKnown   No Action    Management
      HATYOU VOTE "WITHHOLD" WITH RESPECT TO
      ALLNOMINEES LISTED IN ORDER TO INDICATE
      "WITHHOLD", PLEASE USE THE "FOR" VOTECH
      OICE, WHICH WILL HAVE THE EFFECT OF"WIT
      HHOLD" YOU MAY NOT USE THIS AGENDA TOVO
      TE FOR ANY COMPANY NOMINEES, IF YOUINDI
      CATE "ABSTAIN" ON THIS AGENDA, SUCH VOT
      EWILL NOT BE COUNTED
1F    EDDY W. HARTENSTEIN GANNETT RECOMMENDST UnKnown   No Action    Management
      HAT YOU VOTE "WITHHOLD" WITH RESPECT TO
      ALL NOMINEES LISTED IN ORDER TO INDICAT
      E"WITHHOLD", PLEASE USE THE "FOR" VOTEC
      HOICE, WHICH WILL HAVE THE EFFECT OF"WI
      THHOLD" YOU MAY NOT USE THIS AGENDA TOV
      OTE FOR ANY COMPANY NOMINEES, IF YOUIND
      ICATE "ABSTAIN" ON THIS AGENDA, SUCH VO
      TEWILL NOT BE COUNTED
1G    RICHARD A. RECK GANNETT RECOMMENDS THAT UnKnown   No Action    Management
      YOU VOTE "WITHHOLD" WITH RESPECT TO ALL
      NOMINEES LISTED IN ORDER TO INDICATE"WI
      THHOLD", PLEASE USE THE "FOR" VOTECHOIC
      E, WHICH WILL HAVE THE EFFECT OF"WITHHO
      LD" YOU MAY NOT USE THIS AGENDA TOVOTE
      FOR ANY COMPANY NOMINEES, IF YOUINDICAT
      E "ABSTAIN" ON THIS AGENDA, SUCH VOTEWI
      LL NOT BE COUNTED
1H    DONALD TANG GANNETT RECOMMENDS THAT YOU UnKnown   No Action    Management
      VOTE "WITHHOLD" WITH RESPECT TO ALLNOMI
      NEES LISTED IN ORDER TO INDICATE"WITHHO
      LD", PLEASE USE THE "FOR" VOTECHOICE, W
      HICH WILL HAVE THE EFFECT OF"WITHHOLD"
      YOU MAY NOT USE THIS AGENDA TOVOTE FOR
      ANY COMPANY NOMINEES, IF YOUINDICATE "A
      BSTAIN" ON THIS AGENDA, SUCH VOTEWILL N
      OT BE COUNTED
2     APPROVE, ON AN ADVISORY BASIS, THECOMPE UnKnown   No Action    Management
      NSATION OF THE COMPANY'S NAMEDEXECUTIVE
       OFFICERS FOR 2015
3     APPROVE THE TRIBUNE PUBLISHING COMPANY2 UnKnown   No Action    Management
      014 OMNIBUS INCENTIVE PLAN, AS AMENDED
4     RATIFY THE APPOINTMENT OF ERNST & YOUNG UnKnown   No Action    Management
      LLP AS THE COMPANY'S INDEPENDENTREGISTE
      RED PUBLIC ACCOUNTING FIRM FOR THEFISCA
      L YEAR ENDING DECEMBER 25, 2016

--------------------------------------------------------------------------------

Vivarte

Ticker:                      Security ID: F03056102
Meeting Date: MAY 4, 2016    Meeting Type: Special
Record Date: APR 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The meeting resolves to (i) acknowledge UnKnown   No Action    Management
       the loss of Anchor Investor (as define
      d in the Securityholders' Agreement (as
       defined in the articles of association
       of the Company (the Articles)) status
      of Golden Tree (as defined in the Artic
      les), on 20 April 2016, by way of autom
      atic removal as per article 8.2.1 of th
      e Securityholders' Agreement and the wa
      iver of the one-month cure period refer
      red therein by Golden Tree and (11) ele
      ct a new Anchor Investor among candidat
      es eligible in accordance with article
      8.4.1 of the Securityholders' Agreement
      , namely:
1.A   GLG Partners                            UnKnown   For          Management
1.B   BlueMountain                            UnKnown   No Action    Management
2     The meeting resolves to empower any man UnKnown   No Action    Management
      ager of the Company and/or directors an
      d/or employee of TMF Luxembourg S.A., e
      ach acting individually, under his/her
      sole signature, to carry out any and al
      l actions necessary or simply useful in
       connection and resulting from the prec
      eding resolution.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date  August 12, 2016

*	Please print the name and title of the signing officer below the signature